united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Suite 110., Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	4/30/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Invenomic Fund

Institutional Class (BIVIX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$157	3.16%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,065,135,724
  Number of Portfolio Holdings270
  Advisory Fee $9,459,606
  Portfolio Turnover104%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.3%
Purchased Options	0.1%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.0%
Equity Option	0.1%
Real Estate	0.7%
Utilities	0.8%
Energy	2.5%
Money Market	2.7%
Consumer Staples	4.0%
Financials	6.7%
Industrials	12.3%
Health Care	13.9%
Communications	14.0%
Materials	15.0%
Consumer Discretionary	16.5%
Technology	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lyft, Inc., Class A	3.3%
Sonoco Products Company	3.0%
First American Government Obligations Fund, Class X	2.7%
Global Payments, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
Match Group, Inc.	2.5%
Eldorado Gold Corporation	2.5%
Viatris, Inc.	2.4%
Dentsply Sirona, Inc.	2.1%
Teleflex, Inc.	2.0%

Short Sector Weighting (% of net assets)

Value	Value
Consumer Staples	-2.2%
Communications	-3.1%
Health Care	-4.8%
Real Estate	-6.2%
Financials	-12.7%
Consumer Discretionary	-15.6%
Industrials	-19.8%
Technology	-23.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Invenomic Fund - Institutional Class (BIVIX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.invenomic.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-BIVIX

Invenomic Fund

Super Institutional Class (BIVSX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$144	2.91%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,065,135,724
  Number of Portfolio Holdings270
  Advisory Fee $9,459,606
  Portfolio Turnover104%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.3%
Purchased Options	0.1%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.0%
Equity Option	0.1%
Real Estate	0.7%
Utilities	0.8%
Energy	2.5%
Money Market	2.7%
Consumer Staples	4.0%
Financials	6.7%
Industrials	12.3%
Health Care	13.9%
Communications	14.0%
Materials	15.0%
Consumer Discretionary	16.5%
Technology	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lyft, Inc., Class A	3.3%
Sonoco Products Company	3.0%
First American Government Obligations Fund, Class X	2.7%
Global Payments, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
Match Group, Inc.	2.5%
Eldorado Gold Corporation	2.5%
Viatris, Inc.	2.4%
Dentsply Sirona, Inc.	2.1%
Teleflex, Inc.	2.0%

Short Sector Weighting (% of net assets)

Value	Value
Consumer Staples	-2.2%
Communications	-3.1%
Health Care	-4.8%
Real Estate	-6.2%
Financials	-12.7%
Consumer Discretionary	-15.6%
Industrials	-19.8%
Technology	-23.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Invenomic Fund - Super Institutional Class (BIVSX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.invenomic.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-BIVSX

Invenomic Fund

Investor Class (BIVRX)

Semi-Annual Shareholder Report - April 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	3.41%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$1,065,135,724
  Number of Portfolio Holdings270
  Advisory Fee $9,459,606
  Portfolio Turnover104%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.3%
Purchased Options	0.1%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.0%
Equity Option	0.1%
Real Estate	0.7%
Utilities	0.8%
Energy	2.5%
Money Market	2.7%
Consumer Staples	4.0%
Financials	6.7%
Industrials	12.3%
Health Care	13.9%
Communications	14.0%
Materials	15.0%
Consumer Discretionary	16.5%
Technology	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Lyft, Inc., Class A	3.3%
Sonoco Products Company	3.0%
First American Government Obligations Fund, Class X	2.7%
Global Payments, Inc.	2.7%
PayPal Holdings, Inc.	2.6%
Match Group, Inc.	2.5%
Eldorado Gold Corporation	2.5%
Viatris, Inc.	2.4%
Dentsply Sirona, Inc.	2.1%
Teleflex, Inc.	2.0%

Short Sector Weighting (% of net assets)

Value	Value
Consumer Staples	-2.2%
Communications	-3.1%
Health Care	-4.8%
Real Estate	-6.2%
Financials	-12.7%
Consumer Discretionary	-15.6%
Industrials	-19.8%
Technology	-23.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2025.

Invenomic Fund - Investor Class (BIVRX)

Semi-Annual Shareholder Report - April 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.invenomic.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043025-BIVRX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX
Super Institutional Class
BIVSX

Semi-Annual Financial Statements and Additional Information April 30, 2025

1-855-466-3406
www.Invenomic.com

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 115.2%
	ADVERTISING & MARKETING - 0.5%
73,819	Omnicom Group, Inc.	$5,622,055

	AEROSPACE & DEFENSE - 0.3%
11,858	Huntington Ingalls Industries, Inc.(f)	2,731,372

	APPAREL & TEXTILE PRODUCTS - 1.5%
39,543	Oxford Industries, Inc.	1,921,790
176,752	Puma S.E.	4,523,008
115,775	PVH Corporation(f)	7,986,159
252,306	Unifi, Inc.(a)	1,284,238
		15,715,195
	ASSET MANAGEMENT - 1.3%
13,132	Affiliated Managers Group, Inc.	2,175,053
55,192	EXOR N.V.	5,187,547
168,147	Federated Hermes, Inc.(f)	6,828,450
		14,191,050
	AUTOMOTIVE - 2.0%
26,510	Linamar Corporation	972,948
578,458	Rivian Automotive, Inc., Class A(a),(f)	7,901,736
443,234	Toyo Tire Corporation	8,277,299
60,306	Visteon Corporation(a)	4,775,632
		21,927,615
	BANKING - 3.6%
457,522	First Foundation, Inc.	2,296,760
89,369	M&T Bank Corporation(f)	15,171,282
190,683	Popular, Inc.	18,194,973
50,428	Westamerica BanCorporation	2,442,228
		38,105,243
	BIOTECH & PHARMA - 4.1%
115,167	Avadel Pharmaceuticals PLC(a)	1,023,835
183,648	Hikma Pharmaceuticals PLC	4,858,672
3,280,195	Iovance Biotherapeutics, Inc.(a),(f)	11,775,900
276,794	Lexaria Bioscience Corporation(a)	321,081

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 115.2% (Continued)
	BIOTECH & PHARMA - 4.1% (Continued)
3,031,965	Viatris, Inc.(f)	$25,529,144
		43,508,632
	CHEMICALS - 3.3%
451,243	American Vanguard Corporation	1,904,245
20,128	Ashland, Inc.	1,094,762
42,254	Eastman Chemical Company	3,253,558
257,622	Intrepid Potash, Inc.(a),(f)	8,511,831
33,142	Koppers Holdings, Inc.	830,539
1,165,838	Mativ Holdings, Inc.(f)	5,957,432
184,889	Mosaic Company (The)	5,620,626
122,040	Orion S.A.	1,469,362
78,615	Rogers Corporation(a)	4,859,193
226,891	Tronox Holdings PLC, Class A	1,227,480
		34,729,028
	COMMERCIAL SUPPORT SERVICES - 3.8%
481,638	CoreCivic, Inc.(a),(f)	10,904,284
261,564	Forrester Research, Inc.(a)	2,445,623
140,823	Heidrick & Struggles International, Inc.	5,494,913
444,092	ISS A/S	11,133,672
570,069	Legalzoom.com, Inc.(a)	4,172,905
575,891	Prosegur Cia de Seguridad S.A.	1,602,962
639,338	Resources Connection, Inc.	3,666,603
263,155	TrueBlue, Inc.(a)	1,142,093
151,498	Vestis Corporation	1,327,122
		41,890,177
	CONSUMER SERVICES - 1.0%
1,229,082	Coursera, Inc.(a),(f)	10,348,870

	CONTAINERS & PACKAGING - 5.4%
90,630	Gerresheimer A.G.	6,103,653
671,296	Myers Industries, Inc.(f)	7,048,608
461,624	Sealed Air Corporation(f)	12,722,357
779,936	Sonoco Products Company(f)	31,977,376
		57,851,994

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 115.2% (Continued)
	E-COMMERCE DISCRETIONARY - 0.1%
12,753	Etsy, Inc.(a)	$554,500
93,679	PetMed Express, Inc.(a)	316,635
		871,135
	ELECTRIC UTILITIES - 0.7%
133,639	Eversource Energy(f)	7,948,848

	ELECTRICAL EQUIPMENT - 3.3%
196,169	FARO Technologies, Inc.(a)	5,769,330
807,877	nLight, Inc.(a),(f)	6,228,732
771,258	Sensata Technologies Holding PLC	16,504,921
276,119	Signify N.V.(b)	5,688,302
39,947	Vontier Corporation	1,270,714
		35,461,999
	ENTERTAINMENT CONTENT - 1.9%
2,318,772	Warner Bros Discovery, Inc.(a),(f)	20,103,754

	FOOD - 2.0%
503,539	Dole PLC	7,648,757
199,711	Fresh Del Monte Produce, Inc.	6,792,171
1,099,972	Hain Celestial Group, Inc. (The)(a)	3,343,915
217,629	Nomad Foods Ltd.	4,350,404
		22,135,247
	HEALTH CARE FACILITIES & SERVICES - 3.0%
358,639	Acadia Healthcare Company, Inc.(a)	8,392,153
219,901	Brookdale Senior Living, Inc.(a)	1,442,551
193,071	Fulgent Genetics, Inc.(a)	3,349,782
57,209	IQVIA Holdings, Inc.(a)	8,871,400
1,428,906	Teladoc Health, Inc.(a),(f)	10,273,833
		32,329,719
	HOME & OFFICE PRODUCTS - 1.3%
1,007,428	Leggett & Platt, Inc.(f)	9,691,458
613,418	Purple Innovation, Inc.(a)	415,161
13,700	Scotts Miracle-Gro Company (The)	690,206

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 115.2% (Continued)
	HOME & OFFICE PRODUCTS - 1.3% (Continued)
45,653	Whirlpool Corporation	$3,482,411
		14,279,236
	HOME CONSTRUCTION - 0.5%
53,166	Mohawk Industries, Inc.(a)	5,654,204

	HOUSEHOLD PRODUCTS - 0.8%
304,506	Helen of Troy Ltd.(a)	8,483,537

	INDUSTRIAL INTERMEDIATE PROD - 0.6%
177,535	Insteel Industries, Inc.	6,020,212

	INDUSTRIAL SUPPORT SERVICES - 0.1%
8,892	WESCO International, Inc.	1,449,040

	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
84,788	Lazard, Inc.	3,298,253
102,564	State Street Corporation(f)	9,035,889
		12,334,142
	INTERNET MEDIA & SERVICES - 10.9%
96,756	Airbnb, Inc., Class A(a),(f)	11,796,492
465,268	Deliveroo PLC(a),(b),(f)	1,057,300
3,045,698	Getty Images Holdings, Inc.(a)	5,817,283
2,840,189	Lyft, Inc., Class A(a),(f)	35,218,343
273,977	Maplebear, Inc.(a),(f)	10,928,943
900,733	Match Group, Inc.(f)	26,715,740
1,288,721	Opendoor Technologies, Inc.(a)	977,237
446,858	Shutterstock, Inc.(f)	7,131,854
1,293,012	Snap, Inc., Class A(a),(f)	10,292,376
378,829	Upwork, Inc.(a)	4,981,601
211,392	Vivid Seats, Inc., Class A(a)	594,012
		115,511,181
	LEISURE FACILITIES & SERVICES - 3.5%
83,736	DraftKings, Inc., Class A(a)	2,787,571
464,227	Jack in the Box, Inc.(f)	12,088,471

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 115.2% (Continued)
	LEISURE FACILITIES & SERVICES - 3.5% (Continued)
1,417,826	Penn Entertainment, Inc.(a),(f)	$21,579,312
6,826	Vail Resorts, Inc.	950,179
		37,405,533
	LEISURE PRODUCTS - 0.4%
28,021	Johnson Outdoors, Inc., Class A	639,719
190,663	Spin Master Corporation(b)	3,372,216
		4,011,935
	MACHINERY - 3.5%
279,366	Douglas Dynamics, Inc.(f)	6,699,197
391,984	Enovis Corporation(a),(f)	13,558,727
629,345	GrafTech International Ltd.(a)	398,375
73,715	Hurco Companies, Inc.(a)	1,229,566
40,100	Regal Rexnord Corporation	4,244,184
156,307	Tennant Company(f)	11,279,113
		37,409,162
	MEDICAL EQUIPMENT & DEVICES - 6.6%
131,741	10X Genomics, Inc., Class A(a)	1,089,498
18,337	Align Technology, Inc.(a)	3,177,802
1,582,695	Dentsply Sirona, Inc.(f)	21,999,461
64,209	GE HealthCare Technologies, Inc.	4,515,819
96,243	Haemonetics Corporation(a),(f)	6,065,234
289,970	Integra LifeSciences Holdings Corporation(a)	4,752,608
469,514	Neogen Corporation(a)	2,371,046
454,758	Quanterix Corporation(a)	2,619,406
226,869	Tactile Systems Technology, Inc.(a)	3,203,390
158,862	Teleflex, Inc.(f)	21,772,037
		71,566,301
	METALS & MINING - 5.9%
169,924	A-Mark Precious Metals, Inc.	4,139,349
706,164	B2Gold Corporation	2,196,170
158,053	Barrick Gold Corporation	3,009,329
342,106	Compass Minerals International, Inc.(a)	4,597,905
1,416,861	Eldorado Gold Corporation(a)	26,693,660
667,984	Equinox Gold Corporation(a)	4,475,493

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 115.2% (Continued)
	METALS & MINING - 5.9% (Continued)
1,725,817	New Gold, Inc.(a)	$6,868,751
114,084	Newmont Corporation	6,009,945
148,174	Torex Gold Resources, Inc.(a)	4,799,641
		62,790,243
	OIL & GAS PRODUCERS - 2.5%
118,534	Chord Energy Corporation(f)	10,695,323
58,982	Marathon Petroleum Corporation(f)	8,104,717
152,225	Murphy Oil Corporation	3,125,179
96,917	Ovintiv, Inc.	3,254,473
46,305	World Kinect Corporation	1,161,792
		26,341,484
	REAL ESTATE INVESTMENT TRUSTS - 0.6%
597,787	Allied Properties Real Estate Investment Trust	6,652,535

	REAL ESTATE SERVICES - 0.1%
143,267	REX Holdings, Inc., Class A(a)	1,095,993

	RETAIL - CONSUMER STAPLES - 0.8%
111,152	Five Below, Inc.(a),(f)	8,435,325

	RETAIL - DISCRETIONARY - 6.2%
515,150	Advance Auto Parts, Inc.(f)	16,855,708
38,999	BlueLinx Holdings, Inc.(a)	2,540,395
534,594	Caleres, Inc.(f)	8,147,213
603,675	Foot Locker, Inc.(a),(f)	7,407,092
28,219	HUGO BOSS A.G.	1,170,033
928,731	Kohl’s Corporation	6,222,498
754,135	Macy’s, Inc.(f)	8,612,222
499,029	Monro, Inc.	6,956,464
955,697	Sally Beauty Holdings, Inc.(a),(f)	7,779,374
		65,690,999
	SEMICONDUCTORS - 1.8%
27,767	AIXTRON S.E.	371,958
183,844	Penguin Solutions, Inc.(a)	3,138,217

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS — 115.2% (Continued)
	SEMICONDUCTORS - 1.8% (Continued)
7,578	QUALCOMM, Inc.	$1,125,030
544,351	Rohm Company Ltd.	4,941,894
777,721	Vishay Intertechnology, Inc.(f)	10,102,596
		19,679,695
	SOFTWARE - 13.6%
3,111,530	8x8, Inc.(a)	5,507,408
239,045	Akamai Technologies, Inc.(a),(f)	19,262,246
164,041	BILL Holdings, Inc.(a),(f)	7,475,348
58,410	Blackline, Inc.(a)	2,758,704
5,009,180	Clarivate PLC(a)	21,589,566
331,288	Concentrix Corporation(f)	16,915,565
139,098	Domo, Inc.(a)	1,033,498
334,496	Ingram Micro Holding Corporation	5,947,339
401,617	Lightspeed Commerce, Inc.(a)	3,935,847
297,229	N-Able, Inc.(a)	2,098,437
369,199	Rapid7, Inc.(a)	8,720,480
316,001	RingCentral, Inc., Class A(a)	8,058,026
574,685	Riskified Ltd.(a)	2,637,804
18,089	Salesforce, Inc.(f)	4,860,695
258,549	Sprout Social, Inc., Class A(a)	5,406,260
140,628	Unity Software, Inc.(a)	2,963,032
1,015,099	Verint Systems, Inc.(a),(f)	17,906,346
210,418	Ziff Davis, Inc.(a),(f)	6,213,644
		143,290,245
	SPECIALTY FINANCE - 0.7%
760,963	Flywire Corporation(a),(f)	7,160,662

	STEEL - 0.5%
386,672	Metallus, Inc.(a)	4,891,401

	TECHNOLOGY HARDWARE - 3.3%
127,156	Crane NXT Company(f)	5,966,160
13,237	Samsung Electronics Company Ltd.	12,786,942
1,366,903	Stratasys Ltd.(a)	12,903,564

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares				Fair Value
	COMMON STOCKS — 115.2% (Continued)
	TECHNOLOGY HARDWARE - 3.3% (Continued)
107,662	Vishay Precision Group, Inc.(a)			$2,685,090
				34,341,756
	TECHNOLOGY SERVICES - 10.4%
1,875,764	Dun & Bradstreet Holdings, Inc.(f)			16,825,603
64,199	EVERTEC, Inc.			2,178,914
84,030	Fidelity National Information Services, Inc.(f)			6,628,286
372,419	Global Payments, Inc.(f)			28,419,293
1,505,208	Integral Ad Science Holding Corporation(a),(f)			10,641,821
17,042	Leidos Holdings, Inc.			2,508,242
325,252	LiveRamp Holdings, Inc.(a)			8,508,592
419,700	PayPal Holdings, Inc.(a),(f)			27,633,048
49,207	WEX, Inc.(a),(f)			6,415,117
				109,758,916
	TELECOMMUNICATIONS - 0.7%
107,172	ATN International, Inc.			1,895,873
135,872	Verizon Communications, Inc.			5,986,520
				7,882,393
	TRANSPORTATION & LOGISTICS - 0.6%
838,069	Deutsche Lufthansa A.G.			6,001,410

	WHOLESALE - CONSUMER STAPLES - 0.3%
69,675	Archer-Daniels-Midland Company			3,326,981

	TOTAL COMMON STOCKS (Cost $1,314,491,917)			1,226,936,454

		Expiration Date	Exercise Price
	WARRANT — 0.0%(c)
	BIOTECH & PHARMA - 0.0% (c)
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$0.95	$260,117
	TOTAL WARRANT (Cost $3,204)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
29,104,602	First American Government Obligations Fund, Class X, 4.24% (Cost $29,104,602)(d)				$29,104,602

Contracts(e)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
396	Cadence Bank	06/20/2025	$30	$1,158,696	$71,280
594	Citizens Financial Group, Inc.	06/20/2025	40	2,191,266	225,720
594	Synovus Financial Corporation	05/16/2025	45	2,573,208	147,015
792	Zions Bancorp NA	06/20/2025	45	3,561,624	196,020
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $378,622)				640,035

	TOTAL INVESTMENTS - 118.0% (Cost $1,343,978,345)				$1,256,941,208
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.0)%				(191,805,484)
	NET ASSETS - 100.0%				$1,065,135,724

Shares					Fair Value
	COMMON STOCKS SOLD SHORT — (87.5)%
	AEROSPACE & DEFENSE - (3.8)%
(833,516)	Archer Aviation, Inc., Class A				$(6,943,188)
(18,684)	Boeing Company (The)				(3,423,656)
(1,624,696)	Joby Aviation, Inc.				(10,235,585)
(205,019)	Loar Holdings, Inc.				(19,390,698)
					(39,993,127)
	ASSET MANAGEMENT - (5.5)%
(47,095)	Ares Management Corporation, Class A				(7,183,400)
(161,289)	Blackstone, Inc.				(21,243,374)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (87.5)% (Continued)
	ASSET MANAGEMENT - (5.5)% (Continued)
(667,222)	Blue Owl Capital, Inc.	$(12,363,624)
(233,936)	StepStone Group, Inc., Class A	(11,699,139)
(111,417)	TPG, Inc.	(5,175,320)
		(57,664,857)
	AUTOMOTIVE - (3.9)%
(2,402,787)	Aurora Innovation, Inc.	(17,396,178)
(11,748)	Ferrari N.V.	(5,424,991)
(64,619)	Tesla, Inc.	(18,232,896)
		(41,054,065)
	BANKING - (2.5)%
(49,166)	Coastal Financial Corporation	(4,038,987)
(85,918)	Community Financial System, Inc.	(4,690,264)
(74,267)	International Bancshares Corporation	(4,533,258)
(28,322)	Park National Corporation	(4,251,132)
(27,900)	Preferred Bank	(2,228,094)
(71,357)	ServisFirst Bancshares, Inc.	(5,082,046)
(60,296)	United Bankshares, Inc.	(2,067,550)
		(26,891,331)
	BEVERAGES - (0.5)%
(95,330)	Monster Beverage Corporation	(5,731,240)

	COMMERCIAL SUPPORT SERVICES - (3.6)%
(102,240)	Casella Waste Systems, Inc., Class A	(12,008,087)
(76,949)	CorVel Corporation	(8,368,973)
(79,212)	Innodata, Inc.	(2,995,798)
(291,280)	Rollins, Inc.	(16,640,825)
		(40,013,683)
	ELECTRICAL EQUIPMENT - (1.7)%
(29,330)	AAON, Inc.	(2,676,949)
(37,529)	Novanta, Inc.	(4,460,697)
(656,313)	NuScale Power Corporation	(10,875,106)
		(18,012,752)
	ENGINEERING & CONSTRUCTION - (8.1)%
(42,634)	Comfort Systems USA, Inc.	(16,949,147)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (87.5)% (Continued)
	ENGINEERING & CONSTRUCTION - (8.1)% (Continued)
(265,688)	Construction Partners, Inc., Class A	$(21,823,612)
(104,093)	Exponent, Inc.	(8,190,037)
(43,712)	IES Holdings, Inc.	(8,597,276)
(79,419)	Installed Building Products, Inc.	(13,170,053)
(57,637)	TopBuild Corporation	(17,046,719)
		(85,776,844)
	ENTERTAINMENT CONTENT - (0.7)%
(27,947)	AppLovin Corporation, Class A	(7,526,407)

	FOOD - (1.0)%
(107,596)	BellRing Brands, Inc.	(8,299,954)
(35,262)	Cal-Maine Foods, Inc.	(3,292,413)
		(11,592,367)
	HOME CONSTRUCTION - (1.3)%
(67,550)	Armstrong World Industries, Inc.	(9,796,101)
(61,306)	Patrick Industries, Inc.	(4,719,336)
		(14,515,437)
	INSURANCE - (3.5)%
(73,916)	Baldwin Insurance Group, Inc. (The)	(3,076,384)
(52,323)	Erie Indemnity Company, Class A	(18,764,074)
(164,056)	Goosehead Insurance, Inc., Class A	(15,947,884)
		(37,788,342)
	INTERNET MEDIA & SERVICES - (1.8)%
(7,331)	Spotify Technology S.A.	(4,501,087)
(54,017)	VeriSign, Inc.	(15,239,276)
		(19,740,363)
	LEISURE FACILITIES & SERVICES - (3.7)%
(164,332)	Planet Fitness, Inc., Class A	(15,544,164)
(159,012)	Red Rock Resorts, Inc., Class A	(6,789,812)
(99,566)	Shake Shack, Inc., Class A	(8,735,921)
(31,627)	Wingstop, Inc.	(8,346,049)
		(39,415,946)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHSORT — (87.5)% (Continued)
	LEISURE PRODUCTS - (1.2)%
(528,295)	Amer Sports, Inc.	$(12,811,153)

	MACHINERY - (1.6)%
(57,665)	Kadant, Inc.	(17,011,175)

	MEDICAL EQUIPMENT & DEVICES - (4.7)%
(94,539)	Glaukos Corporation	(8,910,301)
(43,582)	Intuitive Surgical, Inc.	(22,479,595)
(81,095)	Repligen Corporation	(11,190,299)
(26,023)	Waters Corporation	(9,048,978)
		(51,629,173)
	REAL ESTATE INVESTMENT TRUSTS - (5.4)%
(64,709)	American Tower Corporation, Class A	(14,586,056)
(213,659)	Gaming and Leisure Properties, Inc.	(10,225,720)
(162,927)	Iron Mountain, Inc.	(14,609,664)
(27,383)	Simon Property Group, Inc.	(4,309,537)
(10,144)	Texas Pacific Land Corporation	(13,074,297)
		(56,805,274)
	REAL ESTATE SERVICES - (0.8)%
(73,556)	Colliers International Group, Inc.	(8,780,380)

	RETAIL - CONSUMER STAPLES - (0.6)%
(5,936)	Costco Wholesale Corporation	(5,903,352)

	RETAIL - DISCRETIONARY - (5.5)%
(89,633)	Brunello Cucinelli SpA	(10,073,042)
(59,589)	Carvana Company	(14,560,572)
(399,732)	GameStop Corporation, Class A	(11,136,534)
(18,613)	Pandora A/S	(2,746,170)
(130,697)	Williams-Sonoma, Inc.	(20,188,767)
		(58,705,085)
	SEMICONDUCTORS - (7.3)%
(109,543)	Analog Devices, Inc.	(21,352,122)
(124,104)	ARM Holdings PLC - ADR	(14,154,061)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (87.5)% (Continued)
	SEMICONDUCTORS - (7.3)% (Continued)
(197,858)	NVIDIA Corporation	$(21,550,694)
(131,907)	Texas Instruments, Inc.	(21,111,715)
		(78,168,592)
	SOFTWARE - (10.9)%
(75,272)	Bentley Systems, Inc., Class B	(3,235,943)
(44,890)	Cloudflare, Inc., Class A	(5,421,814)
(51,651)	Crowdstrike Holdings, Inc., Class A	(22,151,564)
(21,281)	Descartes Systems Group, Inc. (The)	(2,242,805)
(98,592)	Doximity, Inc., Class A	(5,607,913)
(30,712)	Guidewire Software, Inc.	(6,288,896)
(120,686)	Lumine Group, Inc.	(3,902,248)
(198,423)	Palantir Technologies, Inc.	(23,501,221)
(102,123)	Palo Alto Networks, Inc.	(19,089,852)
(113,695)	Pro Medicus Ltd.	(16,707,943)
(111,678)	Samsara, Inc., Class A	(4,429,149)
(215,361)	SoundHound AI, Inc., Class A	(2,000,704)
		(114,580,052)
	SPECIALTY FINANCE - (1.3)%
(12,000)	American Express Company	(3,196,920)
(21,077)	Credit Acceptance Corporation	(10,273,352)
		(13,470,272)
	TECHNOLOGY HARDWARE - (2.7)%
(103,361)	Apple, Inc.	(21,964,213)
(93,761)	PAR Technology Corporation	(5,475,642)
		(27,439,855)
	TECHNOLOGY SERVICES - (2.5)%
(11,008)	Fair Isaac Corporation	(21,902,397)
(24,636)	Jack Henry & Associates, Inc.	(4,272,622)
		(26,175,019)
	TELECOMMUNICATIONS - (0.5)%
(102,274)	Cogent Communications Holdings, Inc.	(5,558,592)

See accompanying notes to financial statements.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (87.5)% (Continued)
	TRANSPORTATION & LOGISTICS - (0.9)%
(62,735)	Old Dominion Freight Line, Inc.	$(9,616,021)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $965,052,638)	$(932,370,756)

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europeae

SpA	- Società per Azioni

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025 the total market value of 144A securities is 10,117,818 or 0.9% of net assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	All or a portion of the security is segregated as collateral for short sales.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2025

ASSETS
Investment securities:
At cost	$1,343,978,345
At value	$1,256,941,208
Cash collateral segregated for short sales	722,123,319
Foreign Currency (Cost $27,913,302)	29,294,621
Currency receivable	1,060,375
Receivable for securities sold	453,343
Receivable for Fund shares sold	618,971
Dividends and interest receivable	3,621,637
Prepaid expenses and other assets	104,555
TOTAL ASSETS	2,014,218,029

LIABILITIES
Securities sold short (Proceeds - $965,052,638)	932,370,756
Payable for investments purchased	12,031,082
Currency payable	1,062,457
Payable for Fund shares redeemed	1,077,108
Investment advisory fees payable	1,553,913
Dividends payable on securities sold short	664,085
Shareholder servicing fees payable	137,149
Payable to related parties	66,826
Distribution (12b-1) fees payable	8,755
Accrued expenses and other liabilities	110,174
TOTAL LIABILITIES	949,082,305
NET ASSETS	$1,065,135,724

NET ASSETS CONSIST OF:
Paid in capital	$1,253,772,904
Accumulated loss	(188,637,180)
NET ASSETS	$1,065,135,724

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$608,535,810
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	35,859,243
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.97

Investor Class:
Net Assets	$41,635,543
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,505,760
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.62

Super Institutional Class:
Net Assets	$414,964,371
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	24,098,444
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$17.22

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2025

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $285,067)	$11,910,184
Interest	16,678,953
TOTAL INVESTMENT INCOME	28,589,137

EXPENSES
Investment advisory fees	9,459,606
Distribution (12b-1) fees:
Investor Class	64,213
Shareholder service fees - Institutional Class	807,670
Shareholder service fees - Investor Class	64,213
Dividends on securities sold short	5,155,339
Administration fees	449,818
Third party administrative servicing fees	407,758
Custodian fees	94,781
Registration fees	89,260
Printing expense	65,086
Compliance officer fees	24,795
Insurance expense	22,316
Legal fees	14,876
Trustees fees and expenses	11,901
Audit fees	9,421
Other expenses	84,797
TOTAL EXPENSES	16,825,850

NET INVESTMENT INCOME	11,763,287

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	49,101,658
Foreign currency transactions	(470,245)
Options purchased	774,721
Securities sold short	(10,488,001)
38,918,133

Net change in unrealized appreciation (depreciation) on:
Investments	(164,026,839)
Foreign currency translations	1,527,060
Options purchased	(111,647)
Securities sold short	119,817,974
(42,793,452)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,875,319)

NET INCREASE IN NET ASSETS	$7,887,968

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2025	October 31, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$11,763,287	$42,829,067
Net realized gain (loss) from investments, foreign currency transactions, options purchased, and securities sold short	38,918,133	(141,556,886)
Net change in unrealized depreciation on investments, securities sold short, options purchased and foreign currency translations	(42,793,452)	(55,293,811)
Net increase (decrease) in net assets resulting from operations	7,887,968	(154,021,630)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(24,986,679)	(158,947,676)
Investor Class	(1,869,994)	(19,856,687)
Super Institutional Class	(15,571,955)	(55,468,730)
Net decrease in net assets resulting from distributions to shareholders	(42,428,628)	(234,273,093)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	83,388,155	258,493,247
Investor Class	7,814,030	34,495,104
Super Institutional Class	287,740,400	279,860,491
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	21,164,186	139,769,810
Investor Class	1,727,913	18,387,517
Super Institutional Class	8,851,425	54,990,787
Redemption fee proceeds:
Institutional Class	164,465	80,058
Investor Class	12,079	9,636
Super Institutional Class	100,325	32,736
Payments for shares redeemed:
Institutional Class	(150,874,739)	(436,371,519)
Investor Class	(37,688,343)	(72,013,847)
Super Institutional Class	(107,129,503)	(444,984,082)
Net increase (decrease) in net assets from shares of beneficial interest	115,270,393	(167,250,062)

TOTAL INCREASE(DECREASE) IN NET ASSETS	80,729,733	(555,544,785)

NET ASSETS
Beginning of Period	984,405,991	1,539,950,776
End of Period	$1,065,135,724	$984,405,991

SHARE ACTIVITY
Institutional Class:
Shares Sold	4,813,417	13,663,208
Shares Reinvested	1,261,275	7,120,214
Shares Redeemed	(8,731,382)	(23,361,050)
Net decrease in shares of beneficial interest outstanding	(2,656,690)	(2,577,628)

Investor Class:
Shares Sold	463,280	1,821,274
Shares Reinvested	105,040	957,185
Shares Redeemed	(2,219,288)	(3,905,989)
Net decrease in shares of beneficial interest outstanding	(1,650,968)	(1,127,530)

Super Institutional Class:
Shares Sold	16,306,356	14,486,460
Shares Reinvested	520,366	2,764,745
Shares Redeemed	(6,163,875)	(22,765,877)
Net increase(decrease) in shares of beneficial interest outstanding	10,662,847	(5,514,672)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the		For the	For the	For the
	April 30, 2025		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		October 31, 2024	October 31, 2023		October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period	$17.51		$23.52	$23.99		$17.40	$10.67	$11.48

Activity from investment operations:
Net investment income (loss) (1)	0.18		0.61	0.49		(0.27)	(0.21)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.04)		(2.64)	4.73		9.35	7.32	(0.36)
Total from investment operations	0.14		(2.03)	5.22		9.08	7.11	(0.44)

Less distributions from:
Net investment income	(0.68)		(0.57)	—		—	(0.01)	—
Net realized gains	—		(3.41)	(5.69)		(2.50)	(0.38)	(0.37)
Total distributions	(0.68)		(3.98)	(5.69)		(2.50)	(0.39)	(0.37)

Paid-in-Capital From Redemption Fees	0.00	(2)	0.00 (2)	0.00	(2)	0.01	0.01	0.00 (2)
Net asset value, end of period	$16.97		$17.51	$23.52		$23.99	$17.40	$10.67
Total return (3)	0.87	% (7)	(10.46)%	25.83	% (6)	58.24%	68.21%	(4.06)%
Net assets, at end of period (000’s)	$608,536		$674,365	$966,505		$620,954	$265,308	$122,105

Ratio of gross expenses to average net assets (4,5)	3.16	% (8)	3.16%	3.05%		2.89%	3.25%	2.97%
Ratio of net expenses to average net assets (5)	3.16	% (8)	3.16%	3.07%		2.92%	3.15%	2.83%
Ratio of net investment income (loss) to average net assets	2.07	% (8)	3.22%	2.15%		(1.19)%	(1.31)%	(0.76)%

Portfolio Turnover Rate	104	% (7)	170%	140%		149%	179%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.22	% (8)	2.22%	2.20%	2.20%	2.33%	2.37%
After fees waived/recaptured	2.22	% (8)	2.22%	2.22%	2.23%	2.23%	2.23%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	April 30, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		October 31, 2024		October 31, 2023		October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period	$17.10		$23.04		$23.66		$17.23	$10.57	$11.40

Activity from investment operations:
Net investment income (loss) (1)	0.16		0.55		0.41		(0.32)	(0.26)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.04)		(2.57)		4.66		9.24	7.24	(0.36)
Total from investment operations	0.12		(2.02)		5.07		8.92	6.98	(0.47)

Less distributions from:
Net investment income	(0.60)		(0.51)		—		—	—	—
Net realized gains	—		(3.41)		(5.69)		(2.50)	(0.38)	(0.37)
Total distributions	(0.60)		(3.92)		(5.69)		(2.50)	(0.38)	(0.37)

Paid-in-Capital From Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.01	0.06	0.01
Net asset value, end of period	$16.62		$17.10		$23.04		$23.66	$17.23	$10.57
Total return (3)	0.75	% (6,7)	(10.66	)% (6)	25.50	% (6)	57.85%	68.09%	(4.27)%
Net assets, at end of period (000’s)	$41,636		$71,062		$121,751		$112,627	$27,457	$5,933

Ratio of gross expenses to average net assets (4,5)	3.41	% (8)	3.41%		3.30%		3.14%	3.50%	3.22%
Ratio of net expenses to average net assets (5)	3.41	% (8)	3.41%		3.32%		3.17%	3.40%	3.08%
Ratio of net investment income (loss) to average net assets	1.87	% (8)	2.97%		1.85%		(1.41)%	(1.56)%	(0.99)%

Portfolio Turnover Rate	104	% (7)	170%		140%		149%	179%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.47	% (8)	2.47%	2.45%	2.45%	2.58%	2.62%
After fees waived/recaptured	2.47	% (8)	2.47%	2.47%	2.48%	2.48%	2.48%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Super Institutional Class
	For the
	Six Months Ended		For the		For the		For the	For the	For the
	April 30, 2025		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		October 31, 2024		October 31, 2023		October 31, 2022	October 31, 2021	October 31, 2020
Net asset value, beginning of period	$17.79		$23.84		$24.19		$17.49	$10.70	$11.49

Activity from investment operations:
Net investment income (loss) (1)	0.20		0.67		0.57		(0.19)	(0.16)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.03)		(2.68)		4.77		9.38	7.33	(0.35)
Total from investment operations	0.17		(2.01)		5.34		9.19	7.17	(0.42)

Less distributions from:
Net investment income	(0.74)		(0.63)		—		—	(0.01)	—
Net realized gains	—		(3.41)		(5.69)		(2.50)	(0.38)	(0.37)
Total distributions	(0.74)		(4.04)		(5.69)		(2.50)	(0.39)	(0.37)

Paid-in-Capital From Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.01	0.01	0.00 (2)
Net asset value, end of period	$17.22		$17.79		$23.84		$24.19	$17.49	$10.70
Total return (3)	0.99	% (7)	(10.23	)% (6)	26.18	% (6)	58.62%	68.58%	(3.88)%
Net assets, at end of period (000’s)	$414,964		$238,979		$451,696		$256,997	$60	$36

Ratio of gross expenses to average net assets (4,5)	2.91	% (8)	2.91%		2.80%		2.64%	3.00%	2.72%
Ratio of net expenses to average net assets (5)	2.91	% (8)	2.91%		2.82%		2.67%	2.90%	2.58%
Ratio of net investment income (loss) to average net assets	2.32	% (8)	3.53%		2.45%		(0.77)%	(1.04)%	(0.59)%

Portfolio Turnover Rate	104	% (7)	170%		140%		149%	179%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

1.97	% (8)	1.97%	1.95%	1.95%	2.08%	2.12%
1.97	% (8)	1.97%	1.97%	1.98%	1.98%	1.98%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2025

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class -related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open -end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,226,936,454	$—	$—	$1,226,936,454
Warrant	—	260,117	—	260,117
Money Market Fund	29,104,602	—	—	29,104,602
Put Options Purchased	640,035	—	—	640,035
Total	$1,256,681,091	$260,117	$—	$1,256,941,208
Liabilities*
Securities Sold Short	$(932,370,756)	$—	$—	$(932,370,756)
Total	$(932,370,756)	$—	$—	$(932,370,756)

The fund did not hold any level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non -income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At April 30, 2025, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also, in conjunction with the use of written options contracts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2025, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022 to October 31, 2024, or expected to be taken in the Fund’s October 31, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$1,520,320,642	$1,223,323,516

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the six months ended April 30, 2025, the Fund incurred advisory fees in the amount of $9,459,606.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2026 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended April 30, 2025 the advisor did not waive any advisory fees or recapture previously waived advisory fees. As of April 30, 2025 there are no prior waived fees available for recapture.

Invenomic Capital Management LP serves as the Authorized Service Provider to the Fund. Pursuant to a Shareholder Services Plan with the Fund, the Advisor, under the oversight of the Board, provides customers who own shares of the fund with administrative support services. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a shareholder services fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the Institutional Class and Investor Class Shares of the Fund. For the six months ended April 30, 2025, the Fund incurred shareholder service fees in the amount of $807,670 and $64,213 for the Institutional Class and Investor Class Shares respectively.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b -1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2025, the Fund incurred distribution fees in the amount of $64,213.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2025.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$640,035

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2025.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$774,721	$(111,647)

The notional value and contracts of the derivative instruments outstanding as of April 30, 2025 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2025 and year ended October 31, 2024 the redemption fees assessed by the Fund were as follows:

	Institutional	Investor	Super Institutional
4/30/2025	$164,465	$12,079	$100,325
10/31/2024	$80,058	$9,636	$32,736

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2025, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$496,518,697	$148,576,271	$(320,524,516)	$(171,948,245)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2024 and October 31, 2023 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2023
Ordinary Income	$234,273,093	$223,736,988
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$234,273,093	$223,736,988

As of October 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$36,274,741	$—	$—	$(62,611,598)	$—	$(127,759,663)	$(154,096,520)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $131,930.

At October 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$62,611,598	$—	$62,611,598	$—

Permanent book and tax differences, primarily attributable to prior year tax adjustment made for tax returns resulted in reclassification for the year ended October 31, 2024 as follows:

Paid
In	Accumulated
Capital	Deficit
$(618,757)	$618,757

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2025

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of April 30, 2025 there were no securities on loan.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, Charles Schwab & Co. and National Financial Services LLC held approximately 40.84% and 25.68%, respectively of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. and National Financial Services LLC. are also owned beneficially by any party who would be presumed to control the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Invenomic Fund
ADDITIONAL INFORMATION (Unaudited)
April 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement (the “Advisory Agreement”) between Invenomic Capital Management LP (“ICM”) and the Trust on behalf of the Invenomic Fund (the “Fund”).

Based on their evaluation of the information provided by ICM, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the I Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to ICM (including due diligence questionnaires completed by ICM, select financial information of ICM, bibliographic information regarding ICM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Advisory Agreement with respect to the Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. During the discussions with ICM, the Board reviewed materials provided by ICM relating to the Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the Fund including the individuals that primarily monitor and execute the investment process. The Board discussed and noted they had met with ICM and were familiar with ICM’s capabilities and experience managing a mutual fund as well as its commitment to the Fund. The Board then discussed the extent of ICM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered ICM’s specific responsibilities in all aspects of the day-to-day management of the Fund and concluded that ICM’s personnel have the qualifications and expertise to manage the Fund. The Board also noted that ICM remained committed to the

Invenomic Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
April 30, 2025

Fund’s investment strategy. Additionally, the Board received responses from the representatives of ICM with respect to a series of important questions, including: whether ICM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts conflicts with its management of the Fund; and whether ICM has procedures in place to adequately allocate trades among its respective clients. The Board also reviewed the descriptions provided by ICM of its practices for monitoring compliance with the Fund’s investment limitations, noting that ICM’s chief compliance officer would continually review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under ICM’s compliance program. The Board then reviewed the capitalization of ICM based on financial information and other materials provided by and discussed with ICM and concluded that ICM was sufficiently well-capitalized to meet its obligations to the Fund. The Board discussed ICM’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding ICM’s business practices. The Board noted that the CCO of the Trust continued to represent that ICM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted ICM’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board concluded that ICM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by ICM were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one-year, three-year, five-year and since inception periods ended December 31, 2024. The Board noted that the Fund outperformed its peer group median, Morningstar category median and benchmark (the S&P 500 total Return Index) for the three-year, five-year and since inception periods but underperformed its peer group median, Morningstar category median and benchmark for the one-year period. The Board noted the portfolio managers’ ability to manage risk and concluded that past performance was acceptable.

Fees and Expenses. As to the costs of the services provided by ICM, the Board discussed the comparison of the Fund’s advisory fee and total operating expense data as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that although the advisory fee was at the high end of its peer group and Morningstar category, it was not the highest in its peer group or Morningstar category. The Board reviewed the contractual arrangements for the Fund, which stated that ICM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2026, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets for Institutional Class shares, Investor Class shares and Super Institutional Class shares, respectively. The Board found such arrangements to be beneficial to shareholders. After further consideration, it was the consensus of the Board that, based on ICM’s experience and expertise, and the services provided by ICM to the Fund, the advisory fee charged by ICM to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that accrued to ICM with respect to the Fund based on breakeven and profitability reports and analyses prepared by ICM and reviewed by the Board and the selected financial information provided by ICM. After review and discussion, the Board concluded that profits from ICM’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed ICM’s expectations for growth of the Fund. The Board noted ICM’s intentions to continue with the soft close of the Fund to new investors which will eliminate its ability to grow. After consideration, the Board concluded that the ability of the Fund to achieve economies of scale would be limited.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ICM as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the Advisory Agreement is not unreasonable; and (c) the Advisory Agreement is in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 7/3/2025

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 7/3/2025